Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Feb. 28, 2017	Jun. 30, 2016
Document Information [Line Items]
Entity Registrant Name	HMN FINANCIAL INC
Entity Central Index Key	0000921183
Trading Symbol	hmnf
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		4,495,258
Entity Public Float			$ 46.8
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false